Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings since an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2024 and 2023, PEMEX had accrued a reserve of Ps. 13,186,811 and Ps. 12,436,092, respectively, for these contingent liabilities.
As of December 31, 2024, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Segunda Seccion de la Sala Superior (“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito (“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, no amount was granted in favor of the plaintiffs, among others. On February 24, 2022, an amparo (350/2020) was granted in favor of EMS Energy Services de México, S. de R.L. On March 17, 2022, a motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation). On June 16, 2022, a resolution was issued in connection with the amparo 350/2020 stating that the plaintiffs partially proved their requests, and the resolution was declared null and void, among others. On August 1, 2022, a motion to review this resolution was filed and admitted (RF 574/2022) by the Third Administrative Joint Court of the First Circuit. On September 13, 2022, representations were made under the amparo (D.A. 539/2022) filed by the plaintiffs before such Court. On April 18, 2024, a resolution was issued by the Third Administrative Joint Court of the First Circuit modifying the appealed judgment, granting the Amparo to EMS Energy Services de México, S. de R.L. de C.V. On July 10, 2024, a resolution was issued by the Superior Court ordering PEP to the following: (i) the payment of 27 estimates for a total amount of U.S. $27,244, plus VTA; (ii) the payment of damages; (iii) the refund of the penalties applied for U.S. $4,143 plus VTA; (iv) the refund of the standby letter of credit standby for U.S. $13,975, and (v) the payment of financial expenses. On August 27, 2024, the tax review was filed. An Amparo was filed directly against the compliance with the judgment issued on July 10, 2024, and was admitted under the case D.A. 497/2024, by the Third Administrative Joint Court of the First Circuit. As of the date of these consolidated financial statements, a final resolution is still pending.

•Constructora Norberto Odebrecht, filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S. $113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S.$51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert filed his opinion. On June 2, 2022 an opinion by the accounting expert appointed by Pemex Industrial Transformation was filed. A third expert in accounting matters was appointed, who did not ratify his position; therefore, in a resolution dated October 2, 2023, a resolution was issued requesting the Expert Unit to appoint another expert. Through an appearance minute of February 2, 2024, the independent expert in accounting matters accepted his assignment and was awarded 15 days to render his report. On March 19, 2024, the Superior Court attract this claim. On May 2, 2024, the Superior Court issued a resolution ordered to request the Expert Unit to appoint another expert, since the previously appointed expert did not ratify the report. On August 2,2024, a resolution was issued, granting the independent expert a term to render the report and ratify it. The term continues elapsing. On September 13, 2024, copies of the report were requested, once it is ratified. As of the date of these consolidated financial statements, a final resolution is still pending.
•On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service be declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes, fines among other for an amount of Ps. 3,084,975. As of the date of these consolidated financial statements, a final resolution is still pending.

•Micro Smart Systems de México, S. de R.L. de C.V. (MSSM) filed before the Sala Regional del Golfo Norte (Regional Court of the North Gulf) of the Tax and Administrative Federal Court (574/22-18-01-8) challenging a settlement statement dated February 17, 2022 related to a works contract number No. 424049831 issued by Pemex Exploration and Production and seeking U.S.$240,488. On April 5, 2022, the claim was admitted which was notified on May 17, 2022. On July 1, 2022, Pemex Exploration and Production filed a response to this claim, requesting Pemex Exploration and Production evidence, which was filed on August 8, 2022, and admitted by the Regional Court of the North Gulf on August 17, 2022. On September 2, 2022, this Regional Court confirmed the rejection of the evidence filed by the plaintiffs. On September 29, 2022, the First Section of the Superior Court denied a compliant motion filed by MSSM against the settlement statement dated February 17, 2022. On October 3, 2022, it was agreed that the plaintiff would be heard, making various statements in relation to the defense to the claim. On October 7, 2022 a resolution was issued regarding the complaint filed by the plaintiff confirming the resolution issued on August 28, 2018. On November 14, 2022, the First Section of the Superior Court agreed to an amparo proceeding (1833/2022) against acts issued by the Juzgado Octavo de Distrito en Materia Administrativa (Eighth Administrative District Court), in Mexico City and required such authority to render the justified report. On May 17, 2023, the Regional Court of the North Gulf, summoned the parties to file its rejoinders, which were filed by Pemex Exploración y Producción on June 14, 2023. On June 22, 2023, the Regional Court ordered the file to be sent to the First Section of the Superior Court. On September 19, 2023, the Northern Gulf Regional Court sent by certified mail the file to the First Section of the Superior Court for a final resolution. On November 14, 2023, the Superior Court published the notice to notify the resolution requiring the Northern Gulf Regional Court to send all the documents that integrate the evidentiary thickness offered in the trial. On December 12, 2023, an extract of a clarification agreement concerning the referral of evidence to the Superior Court was notified in the jurisdictional gazette. On 14 June 2024, the Superior Court issued a resolution, (574/22-18-01-8/1549/23-PL-09-04), informing the designation of the delegates by Micro Smart Systems de México S. de R.L. de C.V. On September 9, 2024, the suspension of the trial was decreed until the determination regarding the compliance with the resolution of the First Section of the Superior Chamber issued within the trial 752/17-18-01-7/1625/19-S1-05-04 becomes final. As of the date of these financial statements, the final resolution of this process is pending.

•Odebrecht Ingeniería y Construcción Internacional de México, S.A. de C.V. (Odebrecht or OICIMEX), filed an oral commercial proceeding (314/2021IV) against Pemex Industrial Transformation before the Juzgado Tercero de Distrito en Materia de Extinción de Dominio y Especiales en Juicios Orales (Third District Court in Matters of Extinction of Ownership and Special Oral Commercial Lawsuits), claiming benefits related to the contract DCPA-OP-GCP-DGTRI-A-3-15, for the amount of Ps. 1,838,753 for unpaid work performed, as well as damages. On December 6, 2021, Pemex Industrial Transformation filed a response to this claim, and a preliminary hearing date was set for May 6, 2022. As a result of the unfavorable resolution of July 7, 2022, which ordered the payment of estimates, both Pemex Industrial Transformation and Odebrecht filed a direct amparo against that resolution, where the Décimo Tercer Tribunal Colegiado en Materia Civil (Thirteenth Civil Collegiate Court), resolved: I. - To grant the injunction and protection of the resolution of July 7, 2022 to Pemex Industrial Transformation. II.- To deny the adhesive amparo filed by Odebrecht and dismiss the direct amparo filed by Odebrecht. In compliance with the execution of the direct amparos (533/2022 and 538/2022), filed by Pemex Industrial Transformation and Odebretch (OICIMEX), the Third District Court on Extinction of Ownership and Special Oral Commercial Lawsuits in Mexico City issued the final resolution on November 13, 2023, in the Commercial Oral Proceeding 314/2021-IV. Against such resolution, Pemex Industrial Transformation and Odebrecht filed a direct amparo (juicio de amparo directo), which to date is only filed by Pemex Industrial Transformation, before the Thirteenth Collegiate Court in Civil Matters, under file number 908/2023. OICIMEX filed a complaint appeal against the dismissal of Amparo 16/2024; OICIMEX also challenged the presiding judge of the Décimo Tercer Tribunal Colegiado en Materia Civil (Thirteenth Civil Collegiate Court) and, in parallel, filed an appeal before the Supreme Court of Justice of the Nation regarding the legal criteria applied in the order that dismissed its Amparo lawsuit, both proceedings are pending. As for the amparo filed by Pemex Transformación Industrial, its processing is suspended until the appeal is resolved. The amparo filed by Odebrecht was dismissed for untimely filing, which is now final. The amparo filed by Pemex Transformación Industrial claiming costs and legal fees has been suspended. As of the date of these financial statements, the final resolution of this process is pending.

•On September 9, 2022, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2016 fiscal year related to the Special Tax on Production and Services and Value Added Tax for an amount of Ps. 5,852,222, seeking that this resolution is declared null and void. As of the date of these consolidated financial statements, a final resolution is still pending.

•On September 22, 2023, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2017 fiscal year related to the Special Tax on Production and Services and Value Added Tax, updates, fines and surcharges for the months January to December 2017 for an amount of Ps. 8,349,608, seeking that this resolution is declared null and void. As of the date of these consolidated financial statements, a final resolution is still pending.

•On October 16, 2024, the Ministry of the International Chamber of Commerce notified to Pemex Exploración y Producción the arbitration claim CCI 28949/PDP by HOKCHI ENERGY, S.A. DE C.V. for breach of the oil sale and purchase contracts PEP-PCP-R01.L02.AC2-PET24-2019 and the gas sale and purchase contract PEP-PCP-R1.2A2-GAS-23-2019, claiming an amount of U.S.$272,624. On December 4, 2024, the International Court of Arbitration granted the co-arbitrators 30 days to appoint the President of the Tribunal. On December 6, 2024, Pemex Exploración y Producción filed its response to the arbitration request. On December 31, the parties agreed to the appointment of the presiding co-arbitrator, and the International Chamber of Commerce will be notified. As of the date of these financial statements, the final resolution of this process is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.
Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.
Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into by Pemex Exploration and Production, as required by the CNH:
•Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of U.S.$4,000,000.
•Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of U.S. $3,333,000.
•Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S.$5,000,000.
•Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S.$320,000.
•Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S.$1,250,000.
•Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S.$2,500,000.
•Exploration and extraction of hydrocarbons shared production contract, assignment AE-0398-Mission of U.S.$255,000.
•Extraction of hydrocarbons under license agreement, Ogarrio field of U.S.$250,000.
•Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S.$250,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S.$5,000,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S.$5,000,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S.$5,000,000.
•Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S.$1,375,000.
•Contractual area 16 Tampico-Misantla, Veracruz, of U.S.$1,250,000.
•Contractual area 17 Tampico-Misantla, Veracruz, of U.S.$1,250,000.
•Contractual area 18 Tampico-Misantla, Veracruz, of U.S.$2,500,000.
•Contractual area 29 Cuencas del Sureste, of U.S.$2,500,000.
•Contractual area 32 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area 33 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area 35 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area Ébano, of U.S.$225,000.
•Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore licenses) of U.S.$245,000.
Certain other Subsidiary Entities have also granted guarantees and other contingencies.
Total guarantees granted to Pemex Exploration and Production amounted to U.S.$45,253,000, equivalent to Ps. 917,201,380, as of December 31, 2024 at the closing exchange rate on December 31, 2024, of Ps. 20.2683 = U.S.$1.00.
As of December 31, 2020, Pemex Logistics granted to Pemex Industrial Transformation the obligations from a lease contract for U.S.$150,000, equivalent to Ps. 3,040,245 at the closing exchange rate on December 31, 2024, of Ps. 20.2683 =U.S.$1.00, to J. Aron & Company LLC, a subsidiary of Goldman Sachs Group Inc.
PEMEX considers the probability it needs to make a disbursement of cash, for the guarantees granted and in effect as of December 31, 2024 remote.